Investment Strategy - Towle Small-Cap Value ETF	Sep. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed U.S. small-cap value exchange traded fund (“ETF”) that primarily invests in equity securities of publicly traded companies that list on a U.S. exchange that the Fund’s sub-adviser, Towle & Co. (the “Sub-Adviser”) believes are undervalued.
Investment Process
The Sub-Adviser employs a systematic, security-selection process that combines disciplined valuation screening, proprietary market-validation signals and fundamental research. The Sub-Adviser’s process generally consists of three stages:
•Valuation and quantitative screening. The Sub-Adviser screens the investment universe based on valuation, liquidity and other fundamental and market characteristics to identify potentially undervalued companies. Enterprise value-to-sales is an important valuation measure used by the Sub-Adviser. When appropriate for a particular company, industry or investment opportunity, it also considers other measures, such as earnings, price-to-book value or cash flow.
•VALT™ ranking system. The Sub-Adviser uses its proprietary Value with Traction (“VALT™”) framework to rank investment candidates using valuation and market-validation measures, which may include price trends, momentum and downside-volatility measures. VALT™ helps prioritize and evaluate investment candidates but does not by itself determine whether a security is purchased or sold.
•Fundamental analysis and portfolio review. Investment candidates are subject to fundamental analysis that may include balance-sheet strength, leverage, liquidity, operating history, industry conditions, earnings capacity, cash-flow generation, capital structure and potential business or valuation catalysts.
The Sub-Adviser believes, together, these disciplines are designed to identify significantly undervalued small-cap companies showing evidence of fundamental improvement, while seeking to distinguish temporary valuation dislocations from structural impairment or persistent market neglect. The Fund generally holds 40 to 90 securities.
The Fund generally expects to invest a majority of its net assets in equity securities of U.S. companies. The Fund’s foreign exposure is expected to be incidental to the Fund’s primary U.S. equity focus. The Fund may invest the remainder of its assets in foreign issuers when consistent with the Fund’s investment objective and investment process. Foreign investments may include American Depositary Receipts (“ADRs”), which represent interests in foreign securities held in custody by U.S. banks, and ordinary shares of foreign issuers, including securities traded on U.S. exchanges. The Sub-Adviser considers the Russell 2000 Value Index to be a useful benchmark for evaluating the Fund’s performance because it closely reflects the types of securities in which the Fund generally invests. The Fund is actively managed and does not seek to replicate the performance or holdings of the Russell 2000 Value Index or any other index.
The Fund is a “non-diversified” fund, which means that the securities laws do not limit the percentage of assets that it may invest in any one company (subject to certain limitations under the Internal Revenue Code of 1986, as amended (the “Code”)).
From time to time, the Fund may focus its investments in particular sectors.
The Sub-Adviser may sell all or a portion of the Fund’s portfolio holdings when, in its opinion, one or more of the following occurs: (1) the security reaches the Sub-Adviser’s sell target; (2) the investment thesis, fundamentals, balance sheet, strategic direction, or industry conditions deteriorate; (3) the security no longer satisfies the Sub-Adviser’s portfolio-construction criteria; (4) a more attractive investment opportunity is identified; or (5) other portfolio-management considerations support a sale consistent with the Fund’s investment objective and strategies.
Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in equity securities of small-cap companies with value characteristics. The Fund identifies small-cap companies with value characteristics based on their market capitalization and earnings-to-price and book-to-market ratios.